Going Concern (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Going Concern (Textual)
Working capital deficit	$ 18,983,497	$ 25,404,178
Accumulated deficit	$ (207,732,287)	$ (201,504,478)	$ (178,187,959)
Operation requirment cost, description		The Company currently requires approximately $6 million to $8 million to continue its operations over the next twelve months.